STOCK-BASED COMPENSATION - Weighted Average Assumptions (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			4 years 3 months 10 days
Expected stock price volatility			57.80%
Risk-free interest rate			0.70%
Expected dividends			0.00%
Fair Value (per SAR)			$ 8.84
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				7 years	7 years 18 days
Expected stock price volatility				50.00%	50.00%
Risk-free interest rate				0.50%	2.40%
Expected dividends			0.00%	0.00%	0.00%
Fair Value (per award)	$ 0	$ 0		$ 0.83	$ 0.59
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 3 months 3 days
Expected stock price volatility			59.50%
Risk-free interest rate			1.00%
Expected dividends			0.00%
Fair Value (per stock option)			$ 6.24
Restricted stock units - founder's award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			7 years
Stock price (in dollars per share)	$ 11.20		$ 11.20
Expected stock price volatility			36.00%
Risk-free interest rate			1.10%
Fair Value (per award)			$ 5.06